NON-CONTROLLING INTERESTS - Narrative (Details) $ / shares in Units, shares in Millions, CAD in Millions, $ in Millions				2 Months Ended	5 Months Ended	12 Months Ended
	Jun. 01, 2017	Feb. 17, 2017 USD ($) $ / shares	Jan. 01, 2016	May 19, 2016 shares	May 31, 2017 CAD	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Jul. 01, 2016
Non-controlling interests
Asset impairment charges						CAD 1,257	CAD 1,388	CAD 3,745
Common units outstanding, subject to rescission, amount						0	1,179
Noncontrolling Interest
Non-controlling interests
Share price (in dollars per share) | $ / shares		$ 17.00
Stub period distribution payments acquired (in dollars per share) | $ / shares		$ 0.10
Aggregate transaction value		$ 921				41	40	11
Columbian Pipeline | Noncontrolling Interest
Non-controlling interests
Percentage of non-controlling interests											53.50%
Columbia Pipeline Partners LP
Non-controlling interests
Common units outstanding, subject to rescission, amount							1,073			$ 799
TC PipeLines, LP
Non-controlling interests
Asset impairment charges | $									$ 199
Fees received for services provided						CAD 5	5	CAD 4
Common units outstanding, subject to rescission, amount							CAD 106			$ 82
Reclassification to Common Units of CPPL, subject to redemption (in shares) | shares				1.6
Expiration period from the date of purchase				1 year
TC PipeLines, LP | Noncontrolling Interest
Non-controlling interests
Percentage of non-controlling interests						74.30%	73.20%			73.20%
Asset impairment charges | $									$ 143
TC PipeLines, LP | Noncontrolling Interest | Minimum
Non-controlling interests
Percentage of non-controlling interests							72.00%	71.70%	71.70%	72.00%
TC PipeLines, LP | Noncontrolling Interest | Maximum
Non-controlling interests
Percentage of non-controlling interests							73.20%	72.00%	72.00%	73.20%
Portland Natural Gas Transmission System
Non-controlling interests
Fees received for services provided					CAD 4		CAD 10	CAD 11
Portland Natural Gas Transmission System | Noncontrolling Interest
Non-controlling interests
Percentage of non-controlling interests						0.00%	38.30%			38.30%
Ownership interest before transaction, percent	11.81%		49.90%